Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 8,983	$ 7,932
Vendor and manufacturer receivables	12,395	10,573
Premium receivables	2,676	2,537
Other receivables	3,449	3,389
Total accounts receivable, net	27,503	24,431
Allowance for credit losses	333	$ 339
Disposal Group, Held-for-sale, Not Discontinued Operations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	$ 227